HELD FOR SALE AND DISCONTINUED OPERATIONS - Summary of profit loss and other comprehensive income relating to Algeria operations (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Profit / (loss) before tax from continuing operations	$ 204	$ 204	[1]	$ 20	$ 417	[1],[2]
Income tax benefit / (expense)	81	85	[1]	55	172	[1]
Profit / (loss) for the period	184	127	[1]	87	265	[1]
Other comprehensive income / (loss)	228	14		(22)	10
Total comprehensive income / (loss) , net of tax	$ 412	$ 141		65	275
Assets and liabilities classified as held for sale | Algeria
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Operating revenue				323	323
Operating expenses				(182)	(286)
Other expenses				(7)	(9)
Profit / (loss) before tax from continuing operations				134	28
Income tax benefit / (expense)				(12)	(8)
Profit / (loss) for the period				122	20
Other comprehensive income / (loss)				(68)	(25)
Total comprehensive income / (loss) , net of tax				$ 54	$ (5)

[1]	Prior period comparatives are adjusted following the classification of Algeria as a discontinued operation (see Note 5).
[2]	Prior period comparatives are adjusted following the classification of Algeria as a discontinued operation (see Note 5).